3. Loans, Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Composition of net loans

The composition of net loans at December 31 was as follows:

	2012	2011

Commercial & industrial	$ 49,283,948	$ 39,514,607
Commercial real estate	139,807,517	132,269,368
Residential real estate - 1st lien	171,114,515	159,535,958
Residential real estate – Jr lien	47,029,023	45,886,967
Consumer	10,642,151	11,465,139
	417,877,154	388,672,039
Deduct (add):
Allowance for loan losses	4,312,080	3,886,502
Deferred net loan costs	(169,501)	(7,251)
Loans held-for-sale	1,501,706	2,285,567
	5,644,285	6,164,818
Net Loans	$412,232,869	$382,507,221

Past due loans by segment

The following is an age analysis of past due loans (including non-accrual) by class:

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2012	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$ 782,937	$ 377,145	$1,160,082	$ 48,123,866	$ 49,283,948	$ 596,777	$ 0
Commercial real estate	785,890	888,179	1,674,069	138,133,448	139,807,517	1,892,195	53,937
Residential real estate - 1st lien	4,654,077	844,803	5,498,880	164,113,929	169,612,809	1,928,097	281,845
Residential real estate - Jr lien	379,363	57,128	436,491	46,592,532	47,029,023	338,383	41,434
Consumer	132,624	844	133,468	10,508,683	10,642,151	0	844
Total	$6,734,891	$2,168,099	$8,902,990	$407,472,458	$416,375,448	$4,755,452	$378,060

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2011	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$ 655,168	$ 265,668	$ 920,836	$ 38,593,771	$ 39,514,607	$1,066,945	$ 59,618
Commercial real estate	2,266,412	1,288,616	3,555,028	128,714,340	132,269,368	3,714,146	98,554
Residential real estate - 1st lien	5,614,513	2,517,282	8,131,795	149,118,596	157,250,391	2,703,920	969,078
Residential real estate - Jr lien	431,885	2,754,129	3,186,014	42,700,953	45,886,967	464,308	111,061
Consumer	152,151	1,498	153,649	11,311,490	11,465,139	0	1,498
Total	$9,120,129	$6,827,193	$15,947,322	$370,439,150	$386,386,472	$7,949,319	$1,239,809

Changes in the allowance for loan losses

The following summarizes changes in the allowance for loan losses and select loan information, by portfolio segment.

For the year ended December 31, 2012
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 342,314	$ 1,385,939	$ 1,578,493	$ 331,684	$ 124,779	$123,293	$ 3,886,502
Charge-offs	(159,309)	(57,923)	(246,237)	(135,622)	(96,491)	0	(695,582)
Recoveries	29,769	51,863	5,538	1,538	32,452	0	121,160
Provision	215,607	156,561	225,782	134,956	77,959	189,135	1,000,000
Ending balance	$ 428,381	$ 1,536,440	$ 1,563,576	$ 332,556	$ 138,699	$312,428	$ 4,312,080

Allowance for loan losses
Evaluated for impairment
Individually	$ 0	$ 0	$ 134,800	$ 39,200	$ 0	$ 0	$ 174,000
Collectively	428,381	1,536,440	1,428,776	293,356	138,699	312,428	4,138,080
Total	$ 428,381	$ 1,536,440	$ 1,563,576	$ 332,556	$ 138,699	$312,428	$ 4,312,080

Loans evaluated for impairment
Individually	$ 435,165	$ 1,762,615	$ 1,641,960	$ 309,606	$ 0		$ 4,149,346
Collectively	48,848,783	138,044,902	167,970,849	46,719,417	10,642,151		412,226,102
Total	$49,283,948	$139,807,517	$169,612,809	$47,029,023	$10,642,151		$416,375,448

For the year ended December 31, 2011
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 302,421	$ 1,391,898	$ 1,830,816	$ 0	$ 151,948	$ 50,852	$ 3,727,935
Charge-offs	(22,050)	(197,367)	(521,608)	(96,961)	(103,687)	0	(941,673)
Recoveries	13,225	8,479	42,593	20	35,923	0	100,240
Provision	48,718	182,929	226,692	428,625	40,595	72,441	1,000,000
Ending balance	$ 342,314	$ 1,385,939	$ 1,578,493	$ 331,684	$ 124,779	$123,293	$ 3,886,502

Allowance for loan losses
Evaluated for impairment
Individually	$ 70,600	$ 57,500	$ 283,200	$ 47,200	$ 0	$ 0	$ 458,500
Collectively	271,714	1,328,439	1,295,293	284,484	124,779	123,293	3,428,002
Total	$ 342,314	$ 1,385,939	$ 1,578,493	$ 331,684	$ 124,779	$123,293	$ 3,886,502

Loans evaluated for impairment
Individually	$ 1,000,120	$ 3,669,260	$ 2,366,326	$ 434,664	$ 0		$ 7,470,370
Collectively	38,514,487	128,600,108	154,884,065	45,452,303	11,465,139		378,916,102
Total	$39,514,607	$132,269,368	$157,250,391	$45,886,967	$11,465,139		$386,386,472

Impaired loans by segment

Impaired loans by segment were as follows:

For the year ended December 31, 2012
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$ 435,165	$ 473,664	$ 0	$ 536,973
Commercial real estate	1,762,615	2,123,371	0	2,019,449
Residential real estate - 1st lien	1,024,598	1,250,224	0	893,629
Residential real estate - Jr lien	15,694	76,680	0	34,602

With an allowance recorded
Commercial & industrial	0	0	0	232,743
Commercial real estate	0	0	0	920,842
Residential real estate - 1st lien	617,362	669,288	134,800	892,339
Residential real estate - Jr lien	293,912	319,020	39,200	295,372

Total
Commercial & industrial	$ 435,165	$ 473,664	$ 0	$ 769,716
Commercial real estate	$1,762,615	$2,123,371	$ 0	$2,940,291
Residential real estate - 1st lien	$1,641,960	$1,919,512	$134,800	$1,785,968
Residential real estate - Jr lien	$ 309,606	$ 395,700	$ 39,200	$ 329,974

Total	$4,149,346	$4,912,247	$174,000	$5,825,949

For the year ended December 31, 2011
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$ 380,624	$ 391,800	$ 0	$ 332,523
Commercial real estate	2,041,101	2,246,905	0	960,407
Residential real estate - 1st lien	1,000,819	1,191,437	0	1,210,137
Residential real estate - Jr lien	125,786	185,142	0	25,157

With an allowance recorded
Commercial & industrial	619,496	637,729	70,600	237,724
Commercial real estate	1,628,159	1,653,646	57,500	1,128,795
Residential real estate - 1st lien	1,365,507	1,869,338	283,200	1,629,151
Residential real estate - Jr lien	308,878	321,475	47,200	61,776

Total
Commercial & industrial	$1,000,120	$1,029,529	$ 70,600	$ 570,247
Commercial real estate	$3,669,260	$3,900,551	$ 57,500	$2,089,202
Residential real estate - 1st lien	$2,366,326	$3,060,775	$283,200	$2,839,288
Residential real estate - Jr lien	$ 434,664	$ 506,617	$ 47,200	$ 86,933

Total	$7,470,370	$8,497,472	$458,500	$5,585,670

Risk ratings

The risk ratings within the loan portfolio by class were as follows:

Total Loans

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
December 31, 2012	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$47,689,238	$131,643,756	$167,876,199	$46,162,420	$10,632,404	$404,004,017
Group B	593,838	4,139,367	404,752	318,248	0	5,456,205
Group C	1,000,872	4,024,394	2,833,564	548,355	9,747	8,416,932
Total	$49,283,948	$139,807,517	$171,114,515	$47,029,023	$10,642,151	$417,877,154

Total Loans

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
December 31, 2011	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$36,971,880	$119,410,381	$153,954,604	$44,943,200	$11,459,371	$366,739,436
Group B	530,523	4,037,860	98,603	322,022	0	4,989,008
Group C	2,012,204	8,821,127	5,482,751	621,745	5,768	16,943,595
Total	$39,514,607	$132,269,368	$159,535,958	$45,886,967	$11,465,139	$388,672,039

Loans modified as TDRs

TDRs by segment for the year ended December 31, 2012 were as follows:

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	2	$1,030,645	$ 997,645
Residential real estate - 1st lien	3	197,127	192,478
Total	5	$1,227,772	$1,190,123

TDRs by segment for the year ended December 31, 2011 were as follows:

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	10	$ 985,666	$ 985,666
Commercial real estate	6	1,202,546	1,202,546
Residential real estate - 1st lien	4	299,505	299,505
Residential real estate - Jr lien	2	71,928	71,928
Total	22	$2,559,645	$2,559,645

TDRs payment default

The TDRs for which there was a payment default during the year ended December 31, 2011 were as follows:

	Number of	Recorded
	Contracts	Investment

Commercial & industrial	8	$ 741,090
Commercial real estate	1	401,002
Residential real estate - 1st lien	2	178,492
Residential real estate - Jr lien	1	34,687
Total	12	$1,355,271